Shareholder Report	6 Months Ended
Mar. 31, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	FundVantage Trust
Entity Central Index Key	0001388485
Entity Investment Company Type	N-1A
Document Period End Date	Mar. 31, 2026
C000117741 [Member]
Shareholder Report [Line Items]
Fund Name	Gotham Absolute Return Fund
Class Name	Institutional Class Shares
Trading Symbol	GARIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Gotham Absolute Return Fund (the “Fund”) for the period of October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.gothamfunds.com/documents. You can also request this information by contacting us at (877) 974-6852.
Additional Information Phone Number	(877) 974-6852
Additional Information Website	https://www.gothamfunds.com/documents
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Gotham Absolute Return Fund (Institutional Class Shares / GARIX)	$76	1.50%*
* Annualized

Expenses Paid, Amount	$ 76
Expense Ratio, Percent	1.50%	[1]
Net Assets	$ 1,074,383,179
Holdings Count | Holding	1,775
Advisory Fees Paid, Amount	$ 6,818,668
Investment Company Portfolio Turnover	165.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key Fund statistics that you should pay attention to.
Fund net assets	$1,074,383,179
Total number of portfolio holdings	1,775
Total advisory fee paid, net	$6,818,668
Portfolio turnover rate as of the end of the reporting period	165%

Holdings [Text Block]
Portfolio Holdings Summary Table (as of March 31, 2026)
The following table presents a summary by sector of the portfolio holdings of the Fund, as a percentage of net assets:
Sector Allocation
Information Technology	26.6%
Industrials	14.4%
Health Care	10.9%
Consumer Discretionary	9.7%
Consumer Staples	5.9%
Energy	5.8%
Communication Services	5.3%
Materials	4.2%
Financials	3.3%
Utilities	1.4%
Short-Term Investment	3.0%
Other Assets in Excess of Liabilities	9.5%
TOTAL	100.0%

Material Fund Change [Text Block]	Material Fund changes during the period During the six months ended March 31, 2026, there were no material changes to the Fund.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants During the six months ended March 31, 2026, there were no changes in and/or disagreements with Accountants.
C000126621 [Member]
Shareholder Report [Line Items]
Fund Name	Gotham Enhanced Return Fund
Class Name	Institutional Class Shares
Trading Symbol	GENIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Gotham Enhanced Return Fund (the “Fund”) for the period of October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.gothamfunds.com/documents. You can also request this information by contacting us at (877) 974-6852.
Additional Information Phone Number	(877) 974-6852
Additional Information Website	https://www.gothamfunds.com/documents
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Gotham Enhanced Return Fund (Institutional Class Shares / GENIX)	$65	1.29%*
* Annualized

Expenses Paid, Amount	$ 65
Expense Ratio, Percent	1.29%	[2]
Net Assets	$ 427,080,959
Holdings Count | Holding	1,795
Advisory Fees Paid, Amount	$ 2,302,533
Investment Company Portfolio Turnover	86.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key Fund statistics that you should pay attention to.
Fund net assets	$427,080,959
Total number of portfolio holdings	1,795
Total advisory fee paid, net	$2,302,533
Portfolio turnover rate as of the end of the reporting period	86%

Holdings [Text Block]
Portfolio Holdings Summary Table (as of March 31, 2026)
The following table presents a summary by sector of the portfolio holdings of the Fund, as a percentage of net assets:
Sector Allocation
Information Technology	9.6%
Industrials	5.8%
Health Care	4.1%
Consumer Discretionary	3.3%
Consumer Staples	2.2%
Communication Services	1.9%
Materials	1.7%
Energy	1.5%
Financials	1.4%
Utilities	0.3%
Affiliated Equity Registered Investment Companies	44.1%
Exchange Traded Funds	1.0%
Short-Term Investment	3.3%
Other Assets in Excess of Liabilities	19.8%
TOTAL	100.0%

Material Fund Change [Text Block]	Material Fund changes during the period During the six months ended March 31, 2026, there were no material changes to the Fund.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants During the six months ended March 31, 2026, there were no changes in and/or disagreements with Accountants.
C000130259 [Member]
Shareholder Report [Line Items]
Fund Name	Gotham Neutral Fund
Class Name	Institutional Class Shares
Trading Symbol	GONIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Gotham Neutral Fund (the “Fund”) for the period of October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.gothamfunds.com/documents. You can also request this information by contacting us at (877) 974-6852.
Additional Information Phone Number	(877) 974-6852
Additional Information Website	https://www.gothamfunds.com/documents
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Gotham Neutral Fund (Institutional Class Shares / GONIX)	$75	1.50%*
* Annualized

Expenses Paid, Amount	$ 75
Expense Ratio, Percent	1.50%	[3]
Net Assets	$ 110,582,156
Holdings Count | Holding	1,804
Advisory Fees Paid, Amount	$ 642,143
Investment Company Portfolio Turnover	270.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key Fund statistics that you should pay attention to.
Fund net assets	$110,582,156
Total number of portfolio holdings	1,804
Total advisory fee paid, net	$642,143
Portfolio turnover rate as of the end of the reporting period	270%

Holdings [Text Block]
Portfolio Holdings Summary Table (as of March 31, 2026)
The following table presents a summary by sector of the portfolio holdings of the Fund, as a percentage of net assets:
Sector Allocation
Information Technology	22.1%
Industrials	17.2%
Health Care	11.8%
Consumer Discretionary	10.8%
Materials	6.3%
Consumer Staples	6.3%
Energy	5.7%
Communication Services	3.8%
Financials	2.9%
Utilities	1.2%
Short-Term Investment	3.8%
Other Assets in Excess of Liabilities	8.1%
TOTAL	100.0%

Material Fund Change [Text Block]	Material Fund changes during the period During the six months ended March 31, 2026, there were no material changes to the Fund.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants During the six months ended March 31, 2026, there were no changes in and/or disagreements with Accountants.
C000153419 [Member]
Shareholder Report [Line Items]
Fund Name	Gotham Index Plus Fund
Class Name	Institutional Class Shares
Trading Symbol	GINDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Gotham Index Plus Fund Institutional Class Shares (the “Fund”) for the period of October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.gothamfunds.com/documents. You can also request this information by contacting us at (877) 974-6852.
Additional Information Phone Number	(877) 974-6852
Additional Information Website	https://www.gothamfunds.com/documents
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Gotham Index Plus Fund (Institutional Class Shares / GINDX)	$47	0.94%*
* Annualized

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.94%	[4]
Net Assets	$ 1,092,675,801
Holdings Count | Holding	762
Advisory Fees Paid, Amount	$ 4,224,125
Investment Company Portfolio Turnover	36.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key Fund statistics that you should pay attention to.
Fund net assets	$1,092,675,801
Total number of portfolio holdings	762
Total advisory fee paid, net	$4,224,125
Portfolio turnover rate as of the end of the reporting period	36%

Holdings [Text Block]
Portfolio Holdings Summary Table (as of March 31, 2026)
The following table presents a summary by sector of the portfolio holdings of the Fund, as a percentage of net assets:
Sector Allocation
Information Technology	4.6%
Financials	2.4%
Health Care	2.3%
Industrials	2.3%
Communication Services	1.8%
Consumer Staples	1.6%
Energy	1.5%
Consumer Discretionary	1.4%
Materials	1.1%
Real Estate	0.9%
Utilities	0.2%
Affiliated Equity Registered Investment Company	46.0%
Exchange Traded Funds	0.1%
Short-Term Investment	3.5%
Other Assets in Excess of Liabilities	30.3%
TOTAL	100.0%

Material Fund Change [Text Block]	Material Fund changes during the period During the six months ended March 31, 2026, there were no material changes to the Fund.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants During the six months ended March 31, 2026, there were no changes in and/or disagreements with Accountants.
C000197763 [Member]
Shareholder Report [Line Items]
Fund Name	Gotham Index Plus Fund
Class Name	Investor Class Shares
Trading Symbol	GNNDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Gotham Index Plus Fund Investor Class Shares (the “Fund”) for the period of October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.gothamfunds.com/documents. You can also request this information by contacting us at (877) 974-6852.
Additional Information Phone Number	(877) 974-6852
Additional Information Website	https://www.gothamfunds.com/documents
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Gotham Index Plus Fund (Investor Class Shares / GNNDX)	$59	1.19%*
* Annualized

Expenses Paid, Amount	$ 59
Expense Ratio, Percent	1.19%	[5]
Net Assets	$ 1,092,675,801
Holdings Count | Holding	762
Advisory Fees Paid, Amount	$ 4,224,125
Investment Company Portfolio Turnover	36.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key Fund statistics that you should pay attention to.
Fund net assets	$1,092,675,801
Total number of portfolio holdings	762
Total advisory fee paid, net	$4,224,125
Portfolio turnover rate as of the end of the reporting period	36%

Holdings [Text Block]
Portfolio Holdings Summary Table (as of March 31, 2026)
The following table presents a summary by sector of the portfolio holdings of the Fund, as a percentage of net assets:
Sector Allocation
Information Technology	4.6%
Financials	2.4%
Health Care	2.3%
Industrials	2.3%
Communication Services	1.8%
Consumer Staples	1.6%
Energy	1.5%
Consumer Discretionary	1.4%
Materials	1.1%
Real Estate	0.9%
Utilities	0.2%
Affiliated Equity Registered Investment Company	46.0%
Exchange Traded Funds	0.1%
Short-Term Investment	3.5%
Other Assets in Excess of Liabilities	30.3%
TOTAL	100.0%

Material Fund Change [Text Block]	Material Fund changes during the period During the six months ended March 31, 2026, there were no material changes to the Fund.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants During the six months ended March 31, 2026, there were no changes in and/or disagreements with Accountants.
C000153420 [Member]
Shareholder Report [Line Items]
Fund Name	Gotham Total Return Fund
Class Name	Institutional Class Shares
Trading Symbol	GTRFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Gotham Total Return Fund (the “Fund”) for the period of October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.gothamfunds.com/documents. You can also request this information by contacting us at (877) 974-6852.
Additional Information Phone Number	(877) 974-6852
Additional Information Website	https://www.gothamfunds.com/documents
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Gotham Total Return Fund (Institutional Class Shares / GTRFX)	$0	0.00%*
* Annualized

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%	[6]
Net Assets	$ 16,354,559
Holdings Count | Holding	6
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	1.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key Fund statistics that you should pay attention to.
Fund net assets	$16,354,559
Total number of portfolio holdings	6
Total advisory fee paid, net	$0
Portfolio turnover rate as of the end of the reporting period	1%

Holdings [Text Block]
Portfolio Holdings Summary Table (as of March 31, 2026)
The following table presents a summary by sector of the portfolio holdings of the Fund, as a percentage of net assets:
Sector Allocation
Affiliated Equity Registered Investment Companies	99.3%
Short-Term Investment	0.8%
Liabilities in Excess of Other Assets	(0.1)%
TOTAL	100.0%

Material Fund Change [Text Block]	Material Fund changes during the period During the six months ended March 31, 2026, there were no material changes to the Fund.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants During the six months ended March 31, 2026, there were no changes in and/or disagreements with Accountants.
C000162939 [Member]
Shareholder Report [Line Items]
Fund Name	Gotham Large Value Fund
Class Name	Institutional Class Shares
Trading Symbol	GVALX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Gotham Large Value Fund (the “Fund”) for the period of October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.gothamfunds.com/documents. You can also request this information by contacting us at (877) 974-6852.
Additional Information Phone Number	(877) 974-6852
Additional Information Website	https://www.gothamfunds.com/documents
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Gotham Large Value Fund (Institutional Class Shares / GVALX)	$39	0.75%*
* Annualized

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.75%	[7]
Net Assets	$ 31,377,580
Holdings Count | Holding	247
Advisory Fees Paid, Amount	$ 55,483
Investment Company Portfolio Turnover	86.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key Fund statistics that you should pay attention to.
Fund net assets	$31,377,580
Total number of portfolio holdings	247
Total advisory fee paid, net	$55,483
Portfolio turnover rate as of the end of the reporting period	86%

Holdings [Text Block]
Portfolio Holdings Summary Table (as of March 31, 2026)
The following table presents a summary by sector of the portfolio holdings of the Fund, as a percentage of net assets:
Sector Allocation
Industrials	19.8%
Health Care	17.2%
Information Technology	14.8%
Consumer Staples	11.9%
Financials	10.9%
Consumer Discretionary	7.4%
Communication Services	6.2%
Energy	4.6%
Real Estate	3.6%
Materials	3.3%
Utilities	0.1%
Short-Term Investment	0.6%
Liabilities in Excess of Other Assets	(0.4)%
TOTAL	100.0%

Material Fund Change [Text Block]	Material Fund changes during the period During the six months ended March 31, 2026, there were no material changes to the Fund.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants During the six months ended March 31, 2026, there were no changes in and/or disagreements with Accountants.
C000176940 [Member]
Shareholder Report [Line Items]
Fund Name	Gotham Enhanced S&P 500Index Fund
Class Name	Institutional Class Shares
Trading Symbol	GSPFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Gotham Enhanced S&P 500 Index Fund (the “Fund”) for the period of October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.gothamfunds.com/documents. You can also request this information by contacting us at (877) 974-6852.
Additional Information Phone Number	(877) 974-6852
Additional Information Website	https://www.gothamfunds.com/documents
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Gotham Enhanced S&P 500 Index Fund (Institutional Class Shares / GSPFX)	$25	0.50%*
* Annualized

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.50%	[8]
Net Assets	$ 23,089,217
Holdings Count | Holding	501
Advisory Fees Paid, Amount	$ 39,857
Investment Company Portfolio Turnover	90.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key Fund statistics that you should pay attention to.
Fund net assets	$23,089,217
Total number of portfolio holdings	501
Total advisory fee paid, net	$39,857
Portfolio turnover rate as of the end of the reporting period	90%

Holdings [Text Block]
Portfolio Holdings Summary Table (as of March 31, 2026)
The following table presents a summary by sector of the portfolio holdings of the Fund, as a percentage of net assets:
Sector Allocation
Information Technology	31.5%
Communication Services	12.0%
Financials	11.9%
Industrials	10.7%
Health Care	9.9%
Consumer Discretionary	9.6%
Consumer Staples	5.4%
Energy	3.1%
Real Estate	2.1%
Materials	2.0%
Utilities	0.4%
Short-Term Investment	1.4%
Other Assets in Excess of Liabilities	0.0%
TOTAL	100.0%

Material Fund Change [Text Block]	Material Fund changes during the period During the six months ended March 31, 2026, there were no material changes to the Fund.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants During the six months ended March 31, 2026, there were no changes in and/or disagreements with Accountants.

[1]	Annualized
[2]	Annualized
[3]	Annualized
[4]	Annualized
[5]	Annualized
[6]	Annualized
[7]	Annualized
[8]	Annualized